WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	AUSTRIA — 1.9%
450	Mayr Melnhof Karton A.G.	$95,765
	BELGIUM — 5.9%
1,345	D'ieteren Group	215,572
1,030	KBC Group N.V.	82,938
		298,510
	BERMUDA — 1.5%
2,320	Bank of NT Butterfield & Son Ltd.	76,885
	CANADA — 8.0%
13	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*	705
2,060	Brookfield Asset Management, Inc. - Class A	111,219
3,890	CAE, Inc.*	118,762
1,020	CGI, Inc.*	92,748
1,600	Open Text Corp.	83,056
		406,490
	CHINA — 2.6%
350	Alibaba Group Holding Ltd. - ADR*	68,316
380	Baidu, Inc. - ADR*	62,324
		130,640
	GERMANY — 8.9%
1,000	KION Group A.G.	106,193
800	Merck KGaA	163,762
400	MTU Aero Engines A.G.	100,054
340	Volkswagen A.G.	82,813
		452,822
	HONG KONG — 4.7%
7,170	AIA Group Ltd.	85,794
8,440	Techtronic Industries Co Ltd	150,504
		236,298
	INDIA — 2.0%
5,500	ICICI Bank Ltd. - ADR	102,245
	IRELAND — 6.6%
485	ICON PLC*	117,986
700	Medtronic PLC	91,917

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
610	Trane Technologies PLC	$124,202
		334,105
	ISRAEL — 3.2%
15,500	Israel Discount Bank Ltd. - Class A*	72,610
320	Nice Ltd. - ADR*	89,168
		161,778
	JAPAN — 17.0%
1,100	Advantest Corp.	97,109
1,800	Bandai Namco Holdings, Inc.	116,468
2,200	FUJIFILM Holdings Corp.	157,878
3,900	Olympus Corp.	80,260
1,590	Sony Group Corp. - ADR	165,837
2,100	Square Enix Holdings Co., Ltd.	108,962
330	Tokyo Electron Ltd.	136,100
		862,614
	MEXICO — 3.2%
1,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	63,596
15,000	Grupo Financiero Banorte S.A.B. de C.V. - Class O	97,243
		160,839
	NETHERLANDS — 6.0%
790	Akzo Nobel N.V.	97,586
640	Koninklijke DSM N.V.	129,011
1,640	Koninklijke Philips N.V.	75,506
		302,103
	NORWAY — 1.4%
2,800	Mowi A.S.A.	71,343
	RUSSIA — 2.9%
8,970	Sberbank of Russia PJSC - ADR	149,274
	SWEDEN — 7.4%
1,430	Atlas Copco A.B. - A Shares	96,847
4,080	Getinge A.B. - B Shares	177,305
3,900	Sandvik A.B.	101,697
		375,849
	SWITZERLAND — 5.1%
550	Chubb Ltd.	92,807

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
220	Roche Holding A.G.	$84,984
550	TE Connectivity Ltd.	81,109
		258,900
	TAIWAN — 1.9%
820	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	95,645
	UNITED KINGDOM — 5.1%
2,320	RELX PLC - ADR	68,742
2,310	Smith & Nephew PLC - ADR	94,548
1,400	Wizz Air Holdings PLC*	96,232
		259,522
	UNITED STATES — 2.8%
635	Helen of Troy Ltd.*	141,853
	TOTAL COMMON STOCKS
	(Cost $4,348,715)	4,973,480

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$186,371	UMB Money Market II Special, 0.01%[1]	186,371
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $186,371)	186,371
	TOTAL INVESTMENTS — 101.8%
	(Cost $4,535,086)	5,159,851
	Liabilities in Excess of Other Assets — (1.8)%	(90,145)
	TOTAL NET ASSETS — 100.0%	$5,069,706

ADR – American Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.